Annual Fund Operating Expenses - DWS Gov Cash Inst Shares - DWS Government and Agency Securities Portfolio - DWS Government Cash Institutional Shares	Aug. 01, 2021
Operating Expenses:
Management fee	0.05%
Distribution/service (12b-1) fees	none
Other expenses	0.16%
Total annual fund operating expenses	0.21%
Fee waiver/expense reimbursement	0.03%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.18%